Note 10 - Equity - Assumptions (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk free rate		4.35%	4.50%
Dividend yield		0.00%	0.00%
Expected volatility		86.00%	86.00%
Expected term (in years) (Year)		3 years	3 years
Share-Based Payment Arrangement, Option [Member]
Stock price (in dollars per share)	$ 6.91
Dividend yield	0.00%
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Risk free rate	3.75%
Expected volatility	86.50%
Expected term (in years) (Year)	3 years 10 months 28 days
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Risk free rate	3.82%
Expected volatility	87.60%
Expected term (in years) (Year)	4 years 11 months 4 days